INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES
8.	INVENTORIES

	December 31,	December 31,
	2022	2021
Finished goods
Pulp
Domestic (Brazil)	616,415	748,588
Foreign	1,426,064	1,037,760
Paper
Domestic (Brazil)	358,973	315,068
Foreign	192,671	95,383
Work in process	93,964	96,140
Raw materials
Wood	1,480,616	1,094,058
Operating supplies and packaging	716,089	571,505
Spare parts and other	843,469	678,983
	5,728,261	4,637,485

Inventories are disclosed net of estimated losses.

8.1.	Roll-forward of estimated losses

	December 31,	December 31,
	2022	2021
Opening balance	(91,258)	(79,885)
Additions (1)	(89,552)	(85,110)
Reversals	33,492	11,536
Write-offs (2)	41,329	62,201
Closing balance	(105,989)	(91,258)
1)	Refers mainly to: (i) raw materials in the amount of R$43,166 (R$38,136 as at December 31, 2021); and (ii) spare parts in the amount of R$24,502 (R$21,184 as at December 31, 2021).
2)	Refers mainly to the balances of: (i) raw materials of R$35,715 (R$47,231 as at December 31, 2021), and (ii) spare parts in the amount of R$5,371 (R$9,529 as at December 31, 2021).

For the year ended December 31, 2022 and for the year ended December 31, 2021, there were no inventory items pledged as collateral.